DEBT (Interest Expense Related to Long-Term Debt and Cash Interests Payments on Long Term Debt) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Interest expense	$ 65,000	$ 34,000	$ 137,672	$ 134,527	$ 126,486
Cash interest paid	85,000	66,000	118,220	130,830	114,849
Debt issuance cost amortization	$ 1,000	$ 1,000	$ 8,078	$ 5,368	$ 4,957